Label	Element	Value
Port Street Institutional Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Port Street Institutional Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Port Street Institutional Opportunities Fund (the "Fund") seeks to provide long-term growth of capital with less volatility than the overall equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the ratio of expenses to average net assets after expense reimbursement/waiver included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective through the use of a proprietary asset allocation strategy that, over the long term, targets approximately 70% equity exposure and 30% fixed income exposure, with an allowance for tactical shifts to take advantage of the Adviser's view on relative market valuations and its outlook for asset classes or in response to changing market conditions.  Though the Fund does not have a target allocation for foreign securities, the Fund will typically invest between 10% and 40% of its net assets in foreign securities, which includes investments in other investment companies with a policy of investing the majority of their assets in non-U.S. companies.  The investment process is driven by financial modeling in which the Adviser allocates Fund assets among a combination of the following asset classes, based on the risk/return characteristics of each asset class: U.S. equities, foreign equities, U.S. fixed income securities, and foreign fixed income securities.

To achieve the Adviser's asset allocation targets for the Fund, the Adviser allocates management of a portion (or sleeve) of Fund assets among itself and other professional investment managers ("Sub-Advisers") that utilize distinct strategies and fundamental research processes to select investments for their respective sleeve of Fund assets. However, the Adviser retains overall supervisory responsibility for the general management of the Fund's portfolio and implementation of the Fund's investment strategy, and manages the remaining sleeve of the Fund's assets directly. The investment strategies utilized by the Sub-Advisers consist of large cap value, large cap growth, mid cap value, and core fixed income strategies. The Fund, the Trust and the Adviser have obtained an exemptive order with respect to the Fund that permits the Fund to operate in a "manager of managers" structure whereby the Adviser, subject to certain conditions, can hire new sub-advisers for the Fund, and materially amend the terms of sub-advisory agreements with sub-advisers, each subject to Board approval but without obtaining prior shareholder approval.  Consequently, under the exemptive order, the Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisers and recommend their hiring, termination and replacement.  Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive notification of the change.  The manager of managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The structure does not permit investment advisory fees paid by the Fund to be increased or change the Adviser's obligations under its investment advisory agreement with the Trust.  Furthermore, any sub-advisory agreements with affiliates of the Fund or the Adviser will require shareholder approval.

The Adviser believes that by employing multiple strategies, each providing attractive risk and return characteristics on a stand-alone basis, overall volatility and correlation with the broader equity and fixed-income markets can be reduced, while maximizing risk adjusted returns. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.

In determining the percentage of Fund assets to allocate to each Sub-Adviser strategy, the Adviser considers the asset class, portfolio characteristics and investment performance of each strategy, among other factors, in light of the Adviser's asset allocation targets. The Adviser will also consider strategies that provide a tactical advantage given changing market conditions. The Adviser will monitor and reallocate Fund assets among the Adviser and the Sub-Advisers from time to time.

The Adviser's goal in managing a sleeve of Fund assets is to diversify assets and reduce traditional U.S. equity market risk (risk is measured by standard deviation). Through its investments in long/short, absolute return, and global macro mutual funds, in addition to real estate investment trusts ("REITs") and mutual funds investing in natural resources, commodities and derivatives (such as options and swaps), the Adviser seeks to hedge against risks attributed to U.S. equity market movements and to reach the Fund's final asset allocation target.

Equity securities in which the Fund invests include: common stock, preferred stock, REITs, and American Depositary Receipts (“ADRs”), and such equity securities may represent issuers of any capitalization. Fixed-income securities of any maturity and duration in which the Fund invests include: corporate bonds, notes, municipal bonds, commercial paper, asset-backed securities, mortgage-backed securities, floating rate securities, government-sponsored securities and exchange-traded notes (“ETNs”). Though the Fund will primarily invest in investment-grade fixed income securities, up to 10% of the Fund’s net assets may be invested in high-yield securities or “junk bonds.”  The Adviser invests its sleeve of Fund assets primarily in other investment companies (“underlying funds”) that hold equity and fixed income securities of both domestic and foreign issuers, which may include issuers located in emerging markets. The underlying funds may also hold ETFs and utilize derivative instruments, including futures, call and put options, swaps, and options on swaps (swaptions), to reduce price volatility by hedging against specific market risks or currency exposures.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  Because the Adviser invests its sleeve of Fund assets primarily in underlying funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

General Market Risk.  The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser and subadviser cannot successfully implement the Fund's investment strategies.

Asset Allocation Risk.  The Fund's allocation among various asset classes and investments may not produce the desired results.

Multiple Manager Risk.  The Fund could experience overlapping or offsetting securities transactions, which may lead to higher transaction expenses.  A manager of managers structure depends on the skill of the Adviser in selecting, overseeing, and allocating Fund assets to the Sub-Advisers. The Sub-Advisers' investment styles may not always be complementary. Sub-Advisers make investment decisions independently of one another, and may make decisions that conflict with each other. Moreover, a manager of managers structure may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund's performance depending on the performance of those securities and the overall market environment. The Sub-Advisers may underperform the market generally or underperform other investment managers that could have been selected for the Fund.

Equity Securities Risk.  The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Value-Style Investing Risk.  The Fund's value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Growth-Style Investing Risk.  If a growth company does not increase its earnings at the higher rate expected, the price of its stock may decline significantly, even if it has increased earnings.

Large Cap, Mid Cap and Small Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid cap and small cap companies may be more volatile and less liquid than the securities of large cap companies.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond.  In some circumstances, dividends on a preferred stock may be changed or passed by the issuer.

REIT Risk.  REITs have been subject to substantial fluctuations and declines on a local, regional, and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Fixed Income Securities Risks. The Fund's investments in fixed income securities will be subject to credit risk, interest rate risk, prepayment risk, duration risk, and liquidity risk.  Credit risk is the risk that an issuer will default or fail to pay principal and interest when due.  Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities).  It is likely that in the near future there will be less governmental action to maintain low interest rates.  Rate increases resulting from this policy change could have a swift and significant negative impact on fixed income securities.  Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity, causing the Fund to invest in fixed income securities with lower interest rates. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Liquidity risk is the risk that low trading volume, lack of a market maker, or legal restrictions will impair the Fund's ability to sell particular securities at an advantageous price or in a timely manner when the Adviser believes it is otherwise desirable to do so, which may restrict the Fund's ability to take advantage of other market opportunities.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as "junk bonds") involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Floating Rate Securities Risk.  Because changes in interest rates on floating (or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates.  The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial.  Lifetime limits on resets may also prevent their rates from adjusting to market rates.  During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Mortgage-Backed Securities Risk.  When interest rates decline, mortgage-backed securities are subject to prepayment risk, which is the risk that borrowers will refinance mortgages to take advantage of lower rates resulting in the Fund reinvesting when rates are low.  Conversely when interest rates increase borrowers do not prepay their mortgages, which locks the Fund into holding a lower yielding investment.  In addition, mortgage-backed securities may decline in value because of foreclosures or defaults.

Asset-Backed Securities Risk.  Asset-backed securities are not as sensitive to changes in interest rates as mortgage-backed securities.  Asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets and may not have the benefit of a security interest in the underlying assets which increases the risk of loss from default.

ETN Risk.  ETNs are unsecured debt obligations and are subject to the credit risk of their issuers, and would lose value if the issuer goes bankrupt.  ETN returns are linked to the performance of designated indices which fluctuate due to market changes as well as economic, legal, political and geographic events.  The market price of ETNs will fluctuate as their returns fluctuate and as the level of supply and demand for the ETNs change.  While ETNs are exchange-traded, a trading market may not develop limiting liquidity and adversely affecting the market value of the ETN.

Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Municipal Bonds Risk. Municipal bonds are subject to numerous risks, including risks associated with economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors.  Repayment of municipal bonds depends on the ability of the issuer or project backing such securities to generate taxes or revenues.  There is a risk that the interest on an otherwise tax-exempt municipal bond may be subject to federal income tax.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies.  When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

Sector Emphasis Risk.  The securities of companies in the same or related businesses ("industry sectors"), if comprising a significant portion of the Fund's portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund's portfolio or the Fund's portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Emerging Markets Risk. Emerging market countries are in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign investing generally, investments in emerging market countries have additional and heightened risks due to less stable legal, political, and business frameworks to support securities markets. These risks include smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment; less transparent and established taxation policies; higher rates and volatility of inflation; increased volatility in currency exchange rates; and more delays in settling portfolio transactions.  Because of these risk factors, an underlying fund's investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed foreign markets.

Currency Risk.  When a fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit a fund's ability to repatriate both investment capital and income, which could place the fund's assets in such country at risk of total loss.

ETF Risk.  The market price of an ETF's shares may trade at a discount to its net asset value per share. An active secondary trading market may not develop or be maintained, and the lack of liquidity in a particular ETF could result in it being more volatile than the ETF's underlying portfolio of securities.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track. The underlying fund will bear their pro rata portion of an ETF's expenses and therefore the underlying funds' expenses may be higher than if it invested directly in securities. In addition, a passively managed ETF may not accurately track the performance of the reference index.

Derivatives Risk.  Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by an underlying fund may not correlate with the underlying instrument or the underlying fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to liquidity risk, leverage risk and counterparty credit risk.

Adviser Risk.  The Adviser and the Sub-Advisers have limited experience managing a mutual fund.

Newer Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may decide to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the total return for the Fund for the fiscal year ended December 31, 2016. Following the bar chart are the Fund's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund's average annual total returns over time compare with broad-based securities market indexes and a blended index that is meant to track the Fund's investment objective. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund's website at www.portstreetinvest.com or by calling the Fund toll-free at 855-369-6220.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-369-6220
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.portstreetinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
Q1 2016 3.30%	Q4 2016 0.58%
Year to Date Return as of June 30, 2017
5.76%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.58%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2016
Port Street Institutional Opportunities Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Port Street Institutional Opportunities Fund | 70% MSCI ACWI Index/30% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	70% MSCI ACWI Index/30% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Port Street Institutional Opportunities Fund | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Port Street Institutional Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.80%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,292
Annual Return 2016	rr_AnnualReturn2016	7.72%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Port Street Institutional Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Port Street Institutional Opportunities Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.49%

[1]	The Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the ratio of expenses to average net assets after expense reimbursement/waiver included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	Port Street Investments, LLC (the "Adviser" or "Port Street") has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses ("AFFE"), leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred the expense limit in effect and at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through July 28, 2018. Thereafter, the agreement may be terminated at any time upon 60 days' notice by the Trust's Board of Trustees (the "Board") or the Adviser, with the consent of the Board.